Schedule of Investments (unaudited)
December 31, 2020
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Corporate Bonds
Aerospace & Defense — 2.9%
Boeing Co.
4.88%, 05/01/25	USD	1,605	$ 1,829,552
2.70%, 02/01/27		200	208,029
5.15%, 05/01/30		510	617,228
3.25%, 02/01/35		194	198,948
3.85%, 11/01/48		165	170,191
3.75%, 02/01/50		280	294,445
5.81%, 05/01/50		80	110,252
5.93%, 05/01/60		130	184,417
General Dynamics Corp., 4.25%, 04/01/40		330	429,563
L3Harris Technologies, Inc.
4.40%, 06/15/28		955	1,145,122
4.40%, 06/15/28		530	635,513
2.90%, 12/15/29		332	366,823
1.80%, 01/15/31		220	223,331
Lockheed Martin Corp., 4.07%, 12/15/42		530	688,719
Northrop Grumman Corp.
3.20%, 02/01/27		526	592,190
3.25%, 01/15/28		604	683,011
4.75%, 06/01/43		315	420,088
Northrop Grumman Systems Corp., 7.88%, 03/01/26		1,000	1,327,722
Raytheon Technologies Corp.
3.20%, 03/15/24		444	479,559
6.70%, 08/01/28		225	306,359
4.13%, 11/16/28		820	977,574
6.05%, 06/01/36		450	652,963
6.13%, 07/15/38		230	340,826
4.50%, 06/01/42		452	589,413
4.15%, 05/15/45		245	310,150
4.35%, 04/15/47		252	330,957
3.13%, 07/01/50		95	104,756
			14,217,701
Air Freight & Logistics — 0.3%
FedEx Corp.
3.25%, 04/01/26		120	134,063
3.10%, 08/05/29		567	633,167
4.10%, 02/01/45		340	401,156
5.25%, 05/15/50		115	162,890
			1,331,276
Airlines — 0.9%
Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.30%, 01/15/30(a)		114	111,540
American Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.65%, 02/15/29		683	688,329
Series 2019-1, Class B, 3.85%, 02/15/28		395	332,074
British Airways Pass Through Trust, Series 2019-1, Class A, 3.35%, 06/15/29(a)		324	306,627
Delta Air Lines, Inc., 3.80%, 04/19/23		880	903,566
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23(a)		312	291,356
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25		537	496,958
United Airlines Pass-Through Trust
Series 2019-2, Class AA, 2.70%, 05/01/32		217	209,125
Series 2020-1, Class A, 5.88%, 10/15/27		1,035	1,118,020
			4,457,595
Automobiles — 1.1%
Ford Motor Co.
4.75%, 01/15/43		72	73,440
5.29%, 12/08/46		82	85,690
Security		Par (000)	Value
Automobiles (continued)
General Motors Co.
5.40%, 10/02/23	USD	40	$ 44,790
6.13%, 10/01/25		160	194,075
6.25%, 10/02/43		580	782,402
5.20%, 04/01/45		94	114,156
Nissan Motor Acceptance Corp., 2.60%, 09/28/22(a)		20	20,521
Nissan Motor Co. Ltd.
3.04%, 09/15/23(a)		1,175	1,228,574
4.35%, 09/17/27(a)		1,020	1,126,618
Volkswagen Group of America Finance LLC
0.75%, 11/23/22(a)		665	666,992
1.25%, 11/24/25(a)		930	939,219
			5,276,477
Banks — 15.4%
AIB Group PLC, 4.75%, 10/12/23(a)		1,000	1,099,948
Banco Santander SA
3.85%, 04/12/23		600	644,471
2.75%, 05/28/25		600	640,515
Bank of America Corp.
4.20%, 08/26/24		2,395	2,681,157
4.00%, 01/22/25		509	571,954
4.45%, 03/03/26		1,689	1,968,613
3.42%, 12/20/28		1,980	2,236,497
3.97%, 03/05/29		212	247,529
2.50%, 02/13/31		495	525,723
2.59%, 04/29/31		805	862,766
4.08%, 04/23/40		185	227,784
4.33%, 03/15/50		43	56,415
4.08%, 03/20/51		1,180	1,490,185
2.83%, 10/24/51		35	36,508
Series L, 3.95%, 04/21/25		790	890,558
Banque Federative du Credit Mutuel SA, 2.13%, 11/21/22(a)		615	635,074
Barclays PLC
1.01%, 12/10/24		760	765,388
5.20%, 05/12/26		620	720,886
5.09%, 06/20/30		900	1,079,626
BNP Paribas SA
2.82%, 11/19/25(a)		575	612,906
2.22%, 06/09/26(a)		535	559,948
(5 yr. Swap Semi 30/360 US + 1.48%), 4.38%, 03/01/33(a)(b)		645	739,028
2.59%, 08/12/35(a)		465	475,382
BPCE SA, 2.38%, 01/14/25(a)		895	945,884
Canadian Imperial Bank of Commerce, 3.10%, 04/02/24		152	164,479
Citigroup, Inc.
5.50%, 09/13/25		232	278,779
3.11%, 04/08/26		415	453,413
3.20%, 10/21/26		500	558,834
4.30%, 11/20/26		1,250	1,455,256
4.45%, 09/29/27		300	354,641
3.89%, 01/10/28		1,205	1,381,025
4.13%, 07/25/28		250	292,420
4.08%, 04/23/29		25	29,322
2.67%, 01/29/31		100	107,280
4.41%, 03/31/31		515	624,518
2.57%, 06/03/31		1,965	2,094,415
4.75%, 05/18/46		220	293,924
Commonwealth Bank of Australia, 3.74%, 09/12/39(a)		290	341,330
Cooperatieve Rabobank UA, 1.34%, 06/24/26(a)		400	408,456

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Danske Bank A/S
5.00%, 01/12/22(a)	USD	555	$ 579,397
3.00%, 09/20/22(a)		500	507,908
1.17%, 12/08/23(a)		1,340	1,346,035
Discover Bank, 4.68%, 08/09/28		300	318,900
HSBC Holdings PLC
3.26%, 03/13/23		985	1,017,452
3.80%, 03/11/25		430	469,485
4.25%, 08/18/25		500	568,086
2.63%, 11/07/25		310	330,125
4.30%, 03/08/26		280	322,603
Huntington Bancshares, Inc., 4.00%, 05/15/25		355	401,941
ING Groep NV, 1.40%, 07/01/26(a)		505	513,487
Intesa Sanpaolo SpA
3.13%, 07/14/22(a)		1,030	1,066,616
5.02%, 06/26/24(a)		416	455,136
JPMorgan Chase & Co.
2.01%, 03/13/26		1,215	1,276,226
2.08%, 04/22/26		1,480	1,563,067
4.13%, 12/15/26		1,160	1,356,114
3.96%, 01/29/27		405	465,380
3.63%, 12/01/27		858	975,149
3.78%, 02/01/28		1,170	1,344,760
4.01%, 04/23/29		1,215	1,426,458
3.70%, 05/06/30		1,035	1,200,636
3.88%, 07/24/38		190	231,385
3.11%, 04/22/41		330	368,863
2.53%, 11/19/41		610	626,050
4.95%, 06/01/45		950	1,345,886
Lloyds Banking Group PLC
1.33%, 06/15/23		905	914,974
2.91%, 11/07/23		400	417,896
4.58%, 12/10/25		675	772,019
2.44%, 02/05/26		200	211,292
Mitsubishi UFJ Financial Group, Inc.
3.22%, 03/07/22		575	594,538
2.67%, 07/25/22		218	225,546
3.76%, 07/26/23		1,100	1,192,567
2.05%, 07/17/30		650	679,159
Natwest Group PLC
3.88%, 09/12/23		390	423,164
6.00%, 12/19/23		348	397,717
2.36%, 05/22/24		410	426,622
5.13%, 05/28/24		1,570	1,773,774
4.27%, 03/22/25		460	508,894
3.07%, 05/22/28		695	754,333
4.89%, 05/18/29		432	519,155
3.03%, 11/28/35		505	522,276
Nordea Bank Abp, 0.75%, 08/28/25(a)		1,010	1,009,260
PNC Financial Services Group, Inc., 3.45%, 04/23/29		294	338,891
Santander UK Group Holdings PLC, 3.82%, 11/03/28		472	532,375
Santander UK PLC, 5.00%, 11/07/23(a)		617	681,079
Societe Generale SA, 1.49%, 12/14/26(a)		600	605,300
Standard Chartered PLC
1.32%, 10/14/23(a)		510	515,100
3.79%, 05/21/25(a)		650	704,865
2.82%, 01/30/26(a)		434	459,718
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25		520	551,772
3.54%, 01/17/28		700	797,179
3.04%, 07/16/29		250	277,130
Security		Par (000)	Value
Banks (continued)
UniCredit SpA
6.57%, 01/14/22(a)	USD	1,555	$ 1,638,686
3.75%, 04/12/22(a)		1,255	1,300,574
2.57%, 09/22/26(a)		605	617,496
Wells Fargo & Co.
4.13%, 08/15/23		350	382,314
3.58%, 05/22/28		1,810	2,051,798
5.61%, 01/15/44		327	463,457
4.40%, 06/14/46		785	982,689
4.75%, 12/07/46		189	247,352
5.01%, 04/04/51		20	28,424
Westpac Banking Corp., 2.67%, 11/15/35		310	319,350
			74,468,717
Beverages — 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		422	536,061
4.90%, 02/01/46		175	227,540
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29		934	1,153,393
4.95%, 01/15/42		20	26,275
4.60%, 04/15/48		120	151,848
4.44%, 10/06/48		785	977,104
5.55%, 01/23/49		724	1,029,436
4.75%, 04/15/58		375	490,729
5.80%, 01/23/59		179	275,549
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50		380	420,613
			5,288,548
Biotechnology — 1.9%
AbbVie, Inc.
2.85%, 05/14/23		1,000	1,051,428
2.60%, 11/21/24		600	643,078
3.80%, 03/15/25		650	724,866
3.60%, 05/14/25		740	824,425
2.95%, 11/21/26		230	254,345
4.05%, 11/21/39		300	363,067
4.40%, 11/06/42		795	998,327
4.45%, 05/14/46		893	1,136,066
4.88%, 11/14/48		605	818,246
4.25%, 11/21/49		273	342,293
Amgen, Inc.
3.13%, 05/01/25		380	418,670
4.56%, 06/15/48		210	278,144
Gilead Sciences, Inc.
4.80%, 04/01/44		104	137,243
4.50%, 02/01/45		373	475,377
4.75%, 03/01/46		271	359,183
4.15%, 03/01/47		125	152,694
			8,977,452
Capital Markets — 4.6%
Bank of New York Mellon Corp., 3.00%, 10/30/28		80	90,376
CME Group, Inc., 5.30%, 09/15/43		14	20,903
Credit Agricole SA, 3.75%, 04/24/23(a)		275	295,207
Credit Suisse AG, 3.63%, 09/09/24		575	638,025
Credit Suisse Group AG
3.80%, 06/09/23		547	589,114
3.75%, 03/26/25		660	732,738
2.59%, 09/11/25(a)		515	541,921
2.19%, 06/05/26(a)		1,055	1,102,530
4.19%, 04/01/31(a)		765	900,385

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Deutsche Bank AG
3.13%, 01/13/21	USD	845	$ 845,381
4.25%, 02/04/21		925	927,498
(Secured Overnight Financing Rate + 2.16%), 2.22%, 09/18/24(b)		2,080	2,139,776
(Secured Overnight Financing Rate + 1.87%), 2.13%, 11/24/26(b)		385	394,024
Goldman Sachs Group, Inc.
3.50%, 01/23/25		257	283,640
3.50%, 04/01/25		368	408,844
4.25%, 10/21/25		860	986,249
1.09%, 12/09/26		1,005	1,016,047
3.81%, 04/23/29		195	225,697
4.41%, 04/23/39		449	573,998
5.15%, 05/22/45		320	445,945
Intercontinental Exchange, Inc., 4.25%, 09/21/48		70	88,730
Morgan Stanley
4.88%, 11/01/22		895	964,358
2.19%, 04/28/26		380	401,372
3.63%, 01/20/27		1,270	1,454,424
3.95%, 04/23/27		448	517,955
3.77%, 01/24/29		300	347,786
2.70%, 01/22/31		1,256	1,367,474
3.62%, 04/01/31		645	750,201
4.46%, 04/22/39		156	202,582
4.30%, 01/27/45		705	941,960
Northern Trust Corp., 3.95%, 10/30/25		69	79,637
State Street Corp.
2.83%, 03/30/23		660	681,163
3.78%, 12/03/24		390	428,739
UBS Group AG
1.01%, 07/30/24(a)		475	479,593
1.36%, 01/30/27(a)		370	374,143
			22,238,415
Chemicals — 1.2%
Cabot Corp., 4.00%, 07/01/29		88	95,051
DuPont de Nemours, Inc.
5.32%, 11/15/38		290	392,778
5.42%, 11/15/48		115	167,113
Eastman Chemical Co., 4.80%, 09/01/42		135	172,755
LYB International Finance BV, 4.88%, 03/15/44		22	27,680
LYB International Finance III LLC
2.88%, 05/01/25		1,155	1,249,862
4.20%, 10/15/49		46	53,770
Nutrition & Biosciences, Inc.
1.23%, 10/01/25(a)		2,460	2,486,111
3.47%, 12/01/50(a)		300	325,883
Sherwin-Williams Co.
2.75%, 06/01/22		7	7,223
3.13%, 06/01/24		680	737,597
2.30%, 05/15/30		150	156,643
4.50%, 06/01/47		49	65,544
			5,938,010
Commercial Services & Supplies — 0.8%
Aviation Capital Group LLC, 6.75%, 04/06/21(a)		1,575	1,596,084
GATX Corp., 4.35%, 02/15/24		510	562,985
Republic Services, Inc.
0.88%, 11/15/25		190	191,446
3.95%, 05/15/28		550	644,963
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Waste Management, Inc.
1.50%, 03/15/31	USD	890	$ 881,629
2.50%, 11/15/50		130	131,346
			4,008,453
Communications Equipment — 0.3%
Motorola Solutions, Inc., 4.60%, 05/23/29		1,390	1,665,240
Consumer Finance — 2.1%
Ally Financial, Inc.
1.45%, 10/02/23		345	352,183
5.13%, 09/30/24		17	19,598
8.00%, 11/01/31		74	108,622
American Honda Finance Corp., 1.00%, 09/10/25		1,005	1,020,341
Capital One Bank USA N.A., 3.38%, 02/15/23		250	264,188
Capital One Financial Corp., 3.75%, 07/28/26		173	196,262
Ford Motor Credit Co. LLC
3.34%, 03/28/22		855	863,550
5.11%, 05/03/29		320	356,384
General Motors Financial Co., Inc.
3.45%, 01/14/22		545	559,581
3.15%, 06/30/22		95	98,356
5.20%, 03/20/23		635	696,271
5.10%, 01/17/24		81	90,643
2.90%, 02/26/25		587	626,870
4.35%, 04/09/25		1,230	1,373,158
2.75%, 06/20/25		850	908,908
4.35%, 01/17/27		657	747,921
Hyundai Capital America, 1.80%, 10/15/25(a)		10	10,219
Synchrony Financial
2.85%, 07/25/22		215	222,020
4.38%, 03/19/24		200	220,193
Toyota Motor Credit Corp.
1.15%, 08/13/27		940	943,816
2.15%, 02/13/30		385	413,616
			10,092,700
Containers & Packaging — 0.4%
Berry Global, Inc., 1.57%, 01/15/26(a)		1,235	1,246,177
International Paper Co.
4.40%, 08/15/47		140	183,164
4.35%, 08/15/48		200	261,934
			1,691,275
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 07/03/23		930	996,181
4.45%, 04/03/26		399	447,702
3.65%, 07/21/27		650	706,337
GE Capital Funding LLC, 3.45%, 05/15/25(a)		1,240	1,368,120
GE Capital International Funding Co., 4.42%, 11/15/35		1,081	1,290,223
			4,808,563
Diversified Telecommunication Services — 3.3%
AT&T Inc.
1.65%, 02/01/28		795	811,133
2.55%, 12/01/33(a)		390	399,804
4.50%, 05/15/35		1,935	2,347,997
4.90%, 06/15/42		250	310,939
3.80%, 12/01/57(a)		255	266,459
AT&T, Inc.
4.35%, 03/01/29		915	1,091,285
5.25%, 03/01/37		400	520,583
5.35%, 09/01/40		384	503,534

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc.
5.15%, 03/15/42	USD	400	$ 507,969
4.75%, 05/15/46		583	719,136
Telefonica Emisiones SAU
4.67%, 03/06/38		255	306,122
4.90%, 03/06/48		315	395,196
Verizon Communications, Inc.
3.38%, 02/15/25		459	509,782
3.88%, 02/08/29		250	294,275
4.02%, 12/03/29		500	594,544
1.50%, 09/18/30		310	305,386
4.50%, 08/10/33		550	693,996
4.27%, 01/15/36		1,770	2,195,296
5.25%, 03/16/37		745	1,009,617
4.81%, 03/15/39		380	495,755
3.85%, 11/01/42		950	1,126,730
4.86%, 08/21/46		220	297,316
5.01%, 04/15/49		14	19,407
			15,722,261
Electric Utilities — 6.8%
AEP Transmission Co. LLC, 3.80%, 06/15/49		90	111,127
AES Corp.
1.38%, 01/15/26(a)		980	988,411
2.45%, 01/15/31(a)		620	628,363
American Transmission Systems, Inc., 5.25%, 01/15/22(a)		400	416,881
Baltimore Gas & Electric Co.
3.50%, 08/15/46		200	232,453
3.20%, 09/15/49		250	279,195
2.90%, 06/15/50		20	21,534
DTE Electric Co.
3.70%, 03/15/45		143	172,777
Series A, 4.05%, 05/15/48		186	244,466
Duke Energy Carolinas LLC
3.75%, 06/01/45		420	507,483
3.20%, 08/15/49		681	775,220
Duke Energy Corp.
0.90%, 09/15/25		465	466,110
2.65%, 09/01/26		46	50,121
3.40%, 06/15/29		475	539,258
2.45%, 06/01/30		405	430,936
Duke Energy Florida LLC
2.50%, 12/01/29		1,335	1,457,325
4.20%, 07/15/48		460	591,888
Duke Energy Progress LLC
3.70%, 09/01/28		690	807,605
6.30%, 04/01/38		48	73,694
4.15%, 12/01/44		10	12,690
3.70%, 10/15/46		70	84,536
3.60%, 09/15/47		400	484,660
Entergy Arkansas LLC, 3.70%, 06/01/24		388	425,873
Entergy Corp.
0.90%, 09/15/25		925	924,686
2.80%, 06/15/30		275	296,994
Exelon Corp.
2.45%, 04/15/21		2,000	2,007,847
4.70%, 04/15/50		75	99,730
FirstEnergy Corp.
2.65%, 03/01/30		550	551,744
Series A, 2.85%, 07/15/22		970	985,891
Series B, 3.90%, 07/15/27		150	165,344
Series C, 7.38%, 11/15/31		284	404,974
Security		Par (000)	Value
Electric Utilities (continued)
FirstEnergy Corp.
Series C, 3.40%, 03/01/50	USD	360	$ 344,820
FirstEnergy Transmission LLC, 4.35%, 01/15/25(a)		900	981,198
Florida Power & Light Co., 5.95%, 02/01/38		800	1,200,057
Interstate Power & Light Co., 3.25%, 12/01/24		350	383,423
Kentucky Utilities Co., 5.13%, 11/01/40		275	379,825
MidAmerican Energy Co., 4.25%, 07/15/49		675	906,275
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)		525	587,040
NextEra Energy Capital Holdings, Inc.
2.75%, 05/01/25		135	146,047
3.55%, 05/01/27		115	130,939
2.75%, 11/01/29		380	414,000
Northern States Power Co., 2.60%, 06/01/51		300	317,791
NRG Energy, Inc., 2.45%, 12/02/27(a)		580	610,639
Ohio Power Co.
6.60%, 03/01/33		675	950,739
4.00%, 06/01/49		225	283,768
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28		370	434,858
5.30%, 06/01/42		243	347,318
3.75%, 04/01/45		350	427,502
4.10%, 11/15/48		70	90,682
3.70%, 05/15/50		210	260,769
5.35%, 10/01/52(a)		417	634,587
Pacific Gas & Electric Co.
(3 mo. LIBOR US + 1.38%), 1.60%, 11/15/21(b)		1,685	1,685,923
3.45%, 07/01/25		975	1,057,071
3.30%, 12/01/27		765	817,505
4.45%, 04/15/42		345	373,587
4.00%, 12/01/46		136	141,270
4.95%, 07/01/50		309	368,209
PPL Electric Utilities Corp., 3.95%, 06/01/47		170	211,670
Progress Energy, Inc., 3.15%, 04/01/22		960	985,783
Public Service Co. of Colorado, 2.70%, 01/15/51		416	445,317
Southern California Edison Co.
2.25%, 06/01/30		265	275,907
4.00%, 04/01/47		148	173,840
Series B, 4.88%, 03/01/49		222	292,964
Tampa Electric Co., 4.30%, 06/15/48		182	234,271
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(a)		357	389,925
Wisconsin Electric Power Co., 2.05%, 12/15/24		241	255,106
			32,780,441
Electrical Equipment — 0.1%
Carrier Global Corp., 2.24%, 02/15/25		360	380,939
Energy Equipment & Services — 0.2%
Halliburton Co.
3.80%, 11/15/25		78	87,479
2.92%, 03/01/30		810	853,697
			941,176
Equity Real Estate Investment Trusts (REITs) — 3.9%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26		365	419,692
2.75%, 12/15/29		317	344,606
4.90%, 12/15/30		735	935,343
1.88%, 02/01/33		155	154,752
4.85%, 04/15/49		165	231,492
American Tower Corp.
2.25%, 01/15/22		965	983,527
3.50%, 01/31/23		1,130	1,197,991

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
American Tower Corp.
5.00%, 02/15/24	USD	2,290	$ 2,591,793
3.38%, 05/15/24		23	25,009
2.75%, 01/15/27		1,015	1,101,194
3.95%, 03/15/29		215	250,218
3.80%, 08/15/29		340	395,297
Boston Properties LP, 4.50%, 12/01/28		500	598,021
Camden Property Trust, 2.80%, 05/15/30		120	133,267
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23		720	772,764
Crown Castle International Corp.
5.25%, 01/15/23		1,197	1,309,821
1.35%, 07/15/25		460	469,559
3.65%, 09/01/27		356	401,919
4.30%, 02/15/29		305	362,239
3.10%, 11/15/29		460	506,890
3.30%, 07/01/30		115	128,717
4.15%, 07/01/50		30	36,465
Duke Realty LP, 2.88%, 11/15/29		192	212,273
Equinix, Inc.
2.90%, 11/18/26		971	1,061,951
1.80%, 07/15/27		832	856,454
3.20%, 11/18/29		250	274,442
2.95%, 09/15/51		195	196,900
Healthpeak Properties, Inc., 3.00%, 01/15/30		279	305,366
Mid-America Apartments LP
3.60%, 06/01/27		23	26,018
1.70%, 02/15/31		520	518,083
Prologis LP, 2.25%, 04/15/30		360	385,769
Realty Income Corp., 3.25%, 06/15/29		319	357,500
Regency Centers LP, 4.13%, 03/15/28		250	285,045
UDR, Inc.
3.00%, 08/15/31		64	70,594
2.10%, 08/01/32		70	71,350
Ventas Realty LP, 3.00%, 01/15/30		455	489,574
VEREIT Operating Partnership LP
2.20%, 06/15/28		225	230,070
2.85%, 12/15/32		120	125,478
			18,817,443
Food & Staples Retailing — 1.8%
CVS Health Corp.
1.30%, 08/21/27		585	587,717
4.30%, 03/25/28		1,171	1,393,444
1.88%, 02/28/31		1,785	1,807,176
4.78%, 03/25/38		360	456,113
2.70%, 08/21/40		165	166,923
5.30%, 12/05/43		200	270,906
5.13%, 07/20/45		496	667,795
5.05%, 03/25/48		522	707,455
Kroger Co., 4.45%, 02/01/47		235	295,740
Walmart, Inc.
3.55%, 06/26/25		273	309,133
3.70%, 06/26/28		1,365	1,607,768
3.63%, 12/15/47		505	640,386
			8,910,556
Food Products — 0.3%
Cargill, Inc., 1.38%, 07/23/23(a)		495	507,358
General Mills, Inc.
4.20%, 04/17/28		93	111,505
2.88%, 04/15/30		40	44,351
4.70%, 04/17/48		2	2,804
Security		Par (000)	Value
Food Products (continued)
Kraft Heinz Foods Co., 3.00%, 06/01/26	USD	710	$ 741,433
Mondelez International, Inc., 2.13%, 04/13/23		190	197,343
			1,604,794
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories
3.75%, 11/30/26		566	663,037
4.75%, 11/30/36		385	529,575
4.75%, 04/15/43		117	164,296
Becton Dickinson and Co.
3.73%, 12/15/24		1,305	1,446,835
3.70%, 06/06/27		1,794	2,058,815
3.79%, 05/20/50		150	178,179
Medtronic, Inc., 4.63%, 03/15/45		130	184,441
			5,225,178
Health Care Providers & Services — 2.5%
Aetna, Inc.
2.80%, 06/15/23		350	368,254
3.50%, 11/15/24		656	720,003
Anthem, Inc.
2.38%, 01/15/25		35	37,434
2.25%, 05/15/30		294	312,295
4.65%, 01/15/43		47	61,596
5.10%, 01/15/44		318	440,997
4.38%, 12/01/47		350	451,123
3.13%, 05/15/50		190	208,576
Centene Corp.
4.25%, 12/15/27		315	333,900
3.38%, 02/15/30		220	231,460
3.00%, 10/15/30		315	333,868
Cigna Corp.
4.13%, 11/15/25		790	910,097
4.80%, 08/15/38		200	260,568
4.90%, 12/15/48		220	302,530
3.40%, 03/15/50		205	230,676
CommonSpirit Health
2.78%, 10/01/30		139	147,164
3.91%, 10/01/50		290	323,294
HCA, Inc.
5.00%, 03/15/24		785	883,104
5.25%, 06/15/26		430	508,906
5.50%, 06/15/47		525	701,248
5.25%, 06/15/49		360	475,487
Sutter Health
2.29%, 08/15/30		288	299,457
3.36%, 08/15/50		177	192,671
UnitedHealth Group, Inc.
3.75%, 07/15/25		770	877,289
3.50%, 08/15/39		104	123,721
2.75%, 05/15/40		215	233,237
4.63%, 11/15/41		645	881,883
4.75%, 07/15/45		382	537,443
4.25%, 06/15/48		155	206,978
3.70%, 08/15/49		365	457,598
3.88%, 08/15/59		41	53,082
			12,105,939
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.
4.88%, 12/09/45		463	629,048
4.45%, 03/01/47		5	6,497
			635,545

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables — 0.5%
Lennar Corp., 4.88%, 12/15/23	USD	880	$ 972,400
Panasonic Corp., 2.54%, 07/19/22(a)		1,220	1,254,113
			2,226,513
Industrial Conglomerates — 0.6%
General Electric Co.
2.70%, 10/09/22		380	396,095
3.45%, 05/01/27		305	344,969
3.63%, 05/01/30		500	571,443
6.75%, 03/15/32		208	291,629
6.15%, 08/07/37		5	6,893
4.13%, 10/09/42		10	11,723
4.35%, 05/01/50		390	474,298
Honeywell International, Inc., 2.70%, 08/15/29		315	352,394
Roper Technologies, Inc.
1.00%, 09/15/25		255	258,077
1.75%, 02/15/31		175	174,326
			2,881,847
Insurance — 1.1%
Allstate Corp., Series B, 5.75%, 08/15/53		788	843,207
American International Group, Inc., 4.50%, 07/16/44		325	416,449
Aon PLC
4.00%, 11/27/23		1,760	1,921,273
3.50%, 06/14/24		30	32,713
Hartford Financial Services Group, Inc., 4.30%, 04/15/43		115	145,012
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26		600	680,775
2.25%, 11/15/30		265	280,558
4.90%, 03/15/49		85	123,215
Prudential Financial, Inc., 4.35%, 02/25/50		425	558,304
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(a)		90	141,569
Travelers Cos., Inc.
4.30%, 08/25/45		216	285,543
2.55%, 04/27/50		40	42,108
			5,470,726
Interactive Media & Services — 0.1%
Alphabet, Inc.
1.90%, 08/15/40		510	500,545
2.05%, 08/15/50		230	219,519
			720,064
Internet & Direct Marketing Retail — 0.8%
Amazon.com, Inc.
3.15%, 08/22/27		1,705	1,941,251
4.05%, 08/22/47		225	297,102
2.50%, 06/03/50		250	259,393
2.70%, 06/03/60		150	160,401
Booking Holdings, Inc., 4.10%, 04/13/25		5	5,670
Expedia Group, Inc.
3.60%, 12/15/23(a)		445	474,239
6.25%, 05/01/25(a)		235	272,389
3.25%, 02/15/30		385	400,685
			3,811,130
IT Services — 1.8%
Fidelity National Information Services, Inc.
3.50%, 04/15/23		330	350,212
3.00%, 08/15/26		119	132,413
Fiserv, Inc.
3.80%, 10/01/23		1,100	1,198,116
2.75%, 07/01/24		170	182,545
Security		Par (000)	Value
IT Services (continued)
Fiserv, Inc.
4.40%, 07/01/49	USD	156	$ 208,959
Global Payments, Inc.
4.00%, 06/01/23		1,395	1,508,661
3.20%, 08/15/29		295	326,429
4.15%, 08/15/49		500	616,546
International Business Machines Corp.
4.15%, 05/15/39		376	476,053
4.00%, 06/20/42		5	6,197
4.25%, 05/15/49		1,005	1,319,699
Mastercard, Inc.
3.65%, 06/01/49		30	37,270
3.85%, 03/26/50		126	162,630
PayPal Holdings, Inc.
1.65%, 06/01/25		1,935	2,021,652
3.25%, 06/01/50		195	224,947
Visa, Inc., 3.65%, 09/15/47		30	37,599
			8,809,928
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., 2.60%, 10/01/29		630	689,789
Machinery — 0.2%
Deere & Co.
2.75%, 04/15/25		70	76,293
3.75%, 04/15/50		135	174,924
Otis Worldwide Corp.
2.57%, 02/15/30		108	115,974
3.11%, 02/15/40		153	166,149
PACCAR Financial Corp., 2.65%, 04/06/23		470	495,159
			1,028,499
Media — 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35		255	349,362
6.48%, 10/23/45		1,260	1,782,219
5.13%, 07/01/49		8	9,764
4.80%, 03/01/50		575	686,780
3.70%, 04/01/51		300	311,537
3.85%, 04/01/61		530	534,318
Comcast Corp.
3.70%, 04/15/24		15	16,503
3.95%, 10/15/25		400	459,552
4.15%, 10/15/28		635	764,397
4.25%, 01/15/33		620	778,139
4.60%, 10/15/38		428	564,030
3.25%, 11/01/39		280	317,908
3.75%, 04/01/40		495	597,972
4.65%, 07/15/42		30	40,648
4.50%, 01/15/43		125	165,214
4.60%, 08/15/45		254	343,112
3.40%, 07/15/46		490	564,121
3.97%, 11/01/47		314	393,731
4.00%, 03/01/48		430	541,716
4.00%, 11/01/49		100	126,239
2.80%, 01/15/51		345	359,658
4.95%, 10/15/58		275	417,522
Cox Communications, Inc., 3.25%, 12/15/22(a)		105	110,598
Discovery Communications LLC
2.95%, 03/20/23		182	191,751
3.80%, 03/13/24		500	545,548
3.45%, 03/15/25		64	70,247
5.20%, 09/20/47		155	201,321

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Fox Corp.
3.05%, 04/07/25	USD	125	$ 136,401
5.58%, 01/25/49		230	336,200
Grupo Televisa SAB, 6.63%, 01/15/40		405	563,836
Interpublic Group of Cos., Inc.
3.75%, 10/01/21		85	87,130
4.75%, 03/30/30		143	177,349
NBCUniversal Media LLC, 4.45%, 01/15/43		130	170,237
Time Warner Cable LLC, 4.50%, 09/15/42		137	160,536
ViacomCBS, Inc., 3.88%, 04/01/24		225	245,958
			13,121,554
Metals & Mining — 0.3%
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43		118	173,569
Glencore Funding LLC, 4.13%, 05/30/23(a)		50	54,072
Newmont Corp.
2.80%, 10/01/29		80	87,327
2.25%, 10/01/30		200	210,486
Nucor Corp.
2.00%, 06/01/25		150	158,853
2.98%, 12/15/55(a)		13	13,526
Southern Copper Corp., 5.88%, 04/23/45		125	180,547
Steel Dynamics, Inc.
2.40%, 06/15/25		70	74,401
1.65%, 10/15/27		380	391,639
			1,344,420
Multiline Retail — 0.0%
Target Corp., 2.25%, 04/15/25		13	13,916
Multi-Utilities — 1.8%
Alliant Energy Finance LLC, 3.75%, 06/15/23(a)		510	546,426
CenterPoint Energy Resources Corp., 1.75%, 10/01/30		315	318,037
CMS Energy Corp., 3.00%, 05/15/26		310	341,697
Consumers Energy Co., 2.50%, 05/01/60		425	427,075
Dominion Energy, Inc., 3.90%, 10/01/25		650	738,514
NiSource, Inc.
0.95%, 08/15/25		250	251,510
3.60%, 05/01/30		175	202,505
5.25%, 02/15/43		55	75,327
4.38%, 05/15/47		364	461,811
Sempra Energy, 3.40%, 02/01/28		1,725	1,964,639
Virginia Electric & Power Co.
4.00%, 01/15/43		260	326,795
4.60%, 12/01/48		510	717,763
3.30%, 12/01/49		661	779,952
2.45%, 12/15/50		395	397,488
Series A, 2.88%, 07/15/29		180	201,985
Series B, 6.00%, 01/15/36		626	909,187
			8,660,711
Oil, Gas & Consumable Fuels — 9.0%
BP Capital Markets America, Inc.
3.19%, 04/06/25		560	615,993
3.59%, 04/14/27		250	284,333
3.94%, 09/21/28		46	54,004
4.23%, 11/06/28		394	470,861
1.75%, 08/10/30		245	246,501
2.94%, 06/04/51		95	97,046
BP Capital Markets PLC, 3.28%, 09/19/27		117	131,371
Cameron LNG LLC, 3.30%, 01/15/35(a)		420	473,952
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25		1,200	1,396,533
Chevron Corp., 1.55%, 05/11/25		550	571,989
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.
4.38%, 06/01/24	USD	310	$ 338,108
3.90%, 05/15/27		889	979,800
Concho Resources, Inc.
3.75%, 10/01/27		635	725,749
4.30%, 08/15/28		293	346,395
2.40%, 02/15/31		80	83,730
4.88%, 10/01/47		118	159,564
4.85%, 08/15/48		180	242,435
Devon Energy Corp., 5.60%, 07/15/41		96	117,406
Diamondback Energy, Inc.
2.88%, 12/01/24		570	599,156
4.75%, 05/31/25		20	22,516
3.50%, 12/01/29		1,150	1,228,563
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22		485	524,585
Enbridge, Inc.
2.50%, 01/15/25		815	873,438
3.13%, 11/15/29		1,054	1,158,913
6.25%, 03/01/78		780	853,065
Energy Transfer Operating LP
4.90%, 02/01/24		730	798,989
2.90%, 05/15/25		360	380,867
4.20%, 04/15/27		394	434,252
6.50%, 02/01/42		210	256,197
5.30%, 04/15/47		84	92,809
6.00%, 06/15/48		82	96,623
6.25%, 04/15/49		470	568,492
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22		1,691	1,794,436
Enterprise Products Operating LLC
5.95%, 02/01/41		196	269,463
5.70%, 02/15/42		114	156,511
4.45%, 02/15/43		1,044	1,265,403
4.25%, 02/15/48		229	268,498
4.80%, 02/01/49		406	512,441
EOG Resources, Inc., 4.38%, 04/15/30		225	273,455
Exxon Mobil Corp., 3.45%, 04/15/51		13	14,858
Hess Corp.
5.60%, 02/15/41		642	783,469
5.80%, 04/01/47		396	503,857
HollyFrontier Corp., 2.63%, 10/01/23		640	654,084
Kinder Morgan Energy Partners LP
7.30%, 08/15/33		800	1,121,331
5.00%, 03/01/43		150	176,217
Kinder Morgan, Inc.
5.00%, 02/15/21(a)		1,110	1,113,276
3.15%, 01/15/23		2,295	2,413,676
5.05%, 02/15/46		475	579,871
Marathon Oil Corp.
2.80%, 11/01/22		474	487,210
4.40%, 07/15/27		1,034	1,149,426
Marathon Petroleum Corp.
4.50%, 05/01/23		1,465	1,590,734
4.75%, 09/15/44		151	173,456
MPLX LP
3.50%, 12/01/22		70	73,518
1.75%, 03/01/26		530	548,500
4.13%, 03/01/27		920	1,061,068
4.25%, 12/01/27		70	82,192
Noble Energy, Inc.
5.05%, 11/15/44		88	123,838
4.95%, 08/15/47		266	378,848

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.
4.20%, 10/15/49	USD	114	$ 148,559
Occidental Petroleum Corp.
2.70%, 08/15/22		284	284,355
2.90%, 08/15/24		880	847,000
4.63%, 06/15/45		30	26,149
Ovintiv Exploration, Inc., 5.38%, 01/01/26		335	359,505
Ovintiv, Inc., 6.63%, 08/15/37		70	78,106
Pioneer Natural Resources Co., 1.90%, 08/15/30		70	69,382
Sabine Pass Liquefaction LLC
5.75%, 05/15/24		1,110	1,269,055
4.20%, 03/15/28		225	257,994
4.50%, 05/15/30(a)		450	533,375
Spectra Energy Partners LP, 3.38%, 10/15/26		880	986,582
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45		902	993,652
5.40%, 10/01/47		880	983,254
Texas Eastern Transmission LP, 2.80%, 10/15/22(a)		750	775,231
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28		265	305,794
Valero Energy Corp.
2.70%, 04/15/23		820	855,762
1.20%, 03/15/24		450	454,142
2.85%, 04/15/25		160	170,407
Williams Cos., Inc., 4.50%, 11/15/23		1,300	1,433,271
			43,625,446
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 04/30/49(a)		270	323,747
Pharmaceuticals — 1.6%
Bayer U.S. Finance II LLC
3.88%, 12/15/23(a)		1,025	1,116,554
4.25%, 12/15/25(a)		215	245,762
Bristol-Myers Squibb Co., 2.90%, 07/26/24		250	271,314
Johnson & Johnson, 3.55%, 03/01/36		302	372,957
Merck & Co., Inc.
1.45%, 06/24/30		58	58,807
3.70%, 02/10/45		19	23,678
Pfizer, Inc.
3.90%, 03/15/39		38	47,747
2.55%, 05/28/40		150	160,213
2.70%, 05/28/50		605	649,956
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23		1,445	1,532,320
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28		625	776,562
2.05%, 03/31/30		800	818,873
3.18%, 07/09/50		435	463,829
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21		514	518,819
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21		108	107,831
Wyeth LLC, 5.95%, 04/01/37		293	439,250
			7,604,472
Road & Rail — 1.7%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		350	518,955
4.40%, 03/15/42		235	311,554
4.90%, 04/01/44		60	84,606
4.15%, 12/15/48		240	320,941
Canadian Pacific Railway Co., 2.05%, 03/05/30		125	131,184
CSX Corp.
3.25%, 06/01/27		195	220,404
Security		Par (000)	Value
Road & Rail (continued)
CSX Corp.
3.80%, 03/01/28	USD	480	$ 559,585
4.25%, 03/15/29		135	163,545
4.30%, 03/01/48		105	134,803
4.75%, 11/15/48		71	97,389
3.80%, 04/15/50		20	24,784
Norfolk Southern Corp.
3.80%, 08/01/28		525	615,331
3.94%, 11/01/47		170	207,280
4.15%, 02/28/48		140	177,863
3.40%, 11/01/49		100	114,072
3.05%, 05/15/50		120	130,739
4.05%, 08/15/52		36	45,829
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.45%, 07/01/24(a)		60	65,382
4.00%, 07/15/25(a)		2,045	2,319,061
Ryder System, Inc., 2.80%, 03/01/22		70	71,802
Union Pacific Corp.
4.05%, 03/01/46		105	128,321
4.50%, 09/10/48		215	287,294
3.80%, 10/01/51		164	200,693
3.95%, 08/15/59		159	195,929
3.84%, 03/20/60		894	1,106,626
			8,233,972
Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices, Inc.
2.50%, 12/05/21		340	346,128
2.95%, 04/01/25		155	169,174
Applied Materials, Inc., 3.30%, 04/01/27		705	798,448
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		1,078	1,209,847
Broadcom, Inc.
2.25%, 11/15/23		790	825,064
4.70%, 04/15/25		1,170	1,340,782
3.46%, 09/15/26		259	287,375
4.75%, 04/15/29		1,315	1,568,429
Intel Corp., 4.75%, 03/25/50		375	523,336
KLA Corp.
4.65%, 11/01/24		40	45,529
4.10%, 03/15/29		939	1,125,355
5.00%, 03/15/49		60	83,328
3.30%, 03/01/50		445	502,160
Lam Research Corp., 3.75%, 03/15/26		890	1,017,304
NVIDIA Corp.
2.85%, 04/01/30		700	787,456
3.50%, 04/01/40		680	816,624
3.50%, 04/01/50		520	630,806
NXP BV/NXP Funding LLC, 5.55%, 12/01/28(a)		70	89,194
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/29(a)		1,256	1,496,928
3.40%, 05/01/30(a)		60	68,041
QUALCOMM, Inc., 4.30%, 05/20/47		365	494,895
			14,226,203
Software — 1.6%
Microsoft Corp.
4.10%, 02/06/37		333	437,042
3.70%, 08/08/46		414	524,946
2.53%, 06/01/50		1,520	1,602,908
Oracle Corp.
2.95%, 04/01/30		1,180	1,319,402
3.85%, 07/15/36		114	137,662
5.38%, 07/15/40		800	1,148,204

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Oracle Corp.
4.50%, 07/08/44	USD	300	$ 390,827
4.00%, 07/15/46		172	211,123
4.00%, 11/15/47		1,006	1,242,296
3.85%, 04/01/60		500	614,857
			7,629,267
Specialty Retail — 0.6%
Home Depot, Inc.
4.40%, 03/15/45		215	285,805
4.25%, 04/01/46		335	444,419
3.90%, 06/15/47		140	178,793
4.50%, 12/06/48		240	336,910
3.13%, 12/15/49		150	173,058
Lowe’s Cos., Inc.
3.70%, 04/15/46		485	575,087
4.55%, 04/05/49		199	267,951
3.00%, 10/15/50		470	502,719
			2,764,742
Technology Hardware, Storage & Peripherals — 1.2%
Apple Inc.
3.85%, 05/04/43		481	607,693
3.85%, 08/04/46		730	938,754
Apple, Inc.
2.20%, 09/11/29		25	26,993
4.38%, 05/13/45		775	1,062,111
3.75%, 09/12/47		200	250,706
Dell International LLC/EMC Corp.
6.02%, 06/15/26(a)		735	896,660
8.35%, 07/15/46(a)		270	408,461
HP, Inc., 2.20%, 06/17/25		1,555	1,646,339
			5,837,717
Tobacco — 1.1%
Altria Group, Inc.
2.35%, 05/06/25		360	382,495
4.50%, 05/02/43		75	85,930
5.38%, 01/31/44		637	814,146
5.95%, 02/14/49		805	1,127,772
BAT Capital Corp.
4.70%, 04/02/27		1,240	1,458,084
3.56%, 08/15/27		105	116,915
4.39%, 08/15/37		170	190,963
Reynolds American, Inc.
5.70%, 08/15/35		875	1,105,868
7.00%, 08/04/41		70	94,017
			5,376,190
Trading Companies & Distributors — 0.5%
Air Lease Corp.
2.50%, 03/01/21		905	907,756
3.38%, 06/01/21		540	545,759
2.88%, 01/15/26		760	804,182
3.00%, 02/01/30		135	138,591
			2,396,288
Wireless Telecommunication Services — 1.2%
America Movil SAB de CV, 4.38%, 04/22/49		525	674,297
Rogers Communications, Inc., 3.70%, 11/15/49		164	193,875
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(a)		64	64,349
T-Mobile USA, Inc.
3.50%, 04/15/25(a)		220	243,095
3.88%, 04/15/30(a)		1,010	1,169,782
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.
4.38%, 04/15/40(a)	USD	345	$ 421,028
3.00%, 02/15/41(a)		165	171,059
4.50%, 04/15/50(a)		545	672,195
3.30%, 02/15/51(a)		265	272,640
Vodafone Group PLC
3.75%, 01/16/24		850	928,844
4.38%, 02/19/43		427	530,315
5.25%, 05/30/48		290	403,955
			5,745,434
Total Corporate Bonds — 85.6% (Cost: $379,139,212)			414,127,269
Foreign Agency Obligations
Norway — 0.1%
Equinor ASA, 2.88%, 04/06/25		375	409,577
Panama — 0.1%
Banco Nacional de Panama, 2.50%, 08/11/30(a)		560	560,000
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)		485	491,669
4.25%, 04/16/39(a)		200	232,875
			724,544
Total Foreign Agency Obligations — 0.3% (Cost: $1,614,995)			1,694,121
Foreign Government Obligations
Chile — 0.2%
Republic of Chile, 3.50%, 01/25/50		710	814,059
Colombia — 0.2%
Republic of Colombia, 4.50%, 03/15/29		1,050	1,212,750
Indonesia — 1.0%
Republic of Indonesia
3.75%, 04/25/22(a)		3,000	3,120,938
4.13%, 01/15/25(a)		350	391,672
3.50%, 01/11/28		975	1,090,781
3.50%, 02/14/50		370	400,872
			5,004,263
Israel — 0.1%
State of Israel, 3.88%, 07/03/50		250	300,469
Mexico — 1.0%
United Mexican States
4.15%, 03/28/27		1,393	1,612,397
2.66%, 05/24/31		875	899,938
4.75%, 03/08/44		923	1,098,139
4.60%, 02/10/48		600	704,850
5.00%, 04/27/51		355	442,596
			4,757,920
Panama — 0.2%
Republic of Panama
3.16%, 01/23/30		400	442,875
4.30%, 04/29/53		240	303,900
4.50%, 04/01/56		200	258,000
			1,004,775

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Peru — 0.3%
Republic of Peru
2.39%, 01/23/26	USD	760	$ 808,640
2.78%, 12/01/60		475	478,088
			1,286,728
Poland — 0.1%
Republic of Poland, 3.25%, 04/06/26		440	495,918
Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27		315	372,389
Total Foreign Government Obligations — 3.2% (Cost: $13,794,727)			15,249,271
Municipal Bonds
California — 1.5%
City of San Francisco Public Utilities Commission Water Revenue RB, 3.30%, 11/01/39		495	537,669
Los Angeles Community College District, GO, Refunding, 1.61%, 08/01/28		1,170	1,218,391
Los Angeles Department of Water & Power Power System RB, 6.57%, 07/01/45		1,075	1,881,014
State of California, GO
7.30%, 10/01/39		510	843,055
7.63%, 03/01/40		1,125	1,979,685
University of California, RB, 3.35%, 07/01/29		550	630,757
			7,090,571
Illinois — 0.3%
Chicago O’Hare International Airport RB, 6.40%, 01/01/40		1,000	1,485,470
New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42		165	174,725
New York — 0.9%
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39		1,125	1,784,058
New York State Dormitory Authority RB, 3.11%, 02/15/39		590	648,363
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62		1,300	1,725,321
			4,157,742
Texas — 0.0%
Texas Transportation Commission RB, 2.56%, 04/01/42		210	216,560
Total Municipal Bonds — 2.7% (Cost: $10,001,711)			13,125,068
Preferred Securities
Capital Trusts — 2.7%
Banks — 1.4%
HSBC Holdings PLC
4.60%(c)		345	351,079
6.00%(c)		520	566,150
6.38%(c)		500	546,450
JPMorgan Chase & Co.
Series FF, 5.00%(c)		208	218,822
Series I, (3 mo. LIBOR US + 3.47%), 3.68%(b)(c)		244	243,501
Series S, 6.75%(c)		925	1,038,499
Lloyds Banking Group PLC, 7.50%(c)		380	437,000
Natwest Group PLC, 6.00%(c)		1,010	1,106,324
Security		Par (000)	Value
Banks (continued)
U.S. Bancorp, Series J, 5.30%(c)	USD	1,075	$ 1,209,106
Wells Fargo & Co., Series U, 5.88%(c)		1,125	1,275,469
			6,992,400
Capital Markets — 0.4%
Charles Schwab Corp, Series H, 4.00%(c)		673	708,332
State Street Corp.
Series F, (3 mo. LIBOR US + 3.60%), 3.81%(b)(c)		285	283,575
Series H, 5.63%(c)		735	775,278
			1,767,185
Electric Utilities — 0.2%
Exelon Corp., 3.50%, 06/01/22		785	816,550
Media — 0.5%
NBCUniversal Enterprise, Inc., 5.25%(a)(c)		2,200	2,244,000
Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.72%, 08/15/21(d)		490	496,046
Oil, Gas & Consumable Fuels — 0.1%
TransCanada Trust
5.63%, 05/20/75		359	393,417
5.88%, 08/15/76		120	133,800
			527,217
Total Preferred Securities — 2.7% (Cost: $12,104,173)			12,843,398
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40 - 08/15/40		11,538	10,934,366
2.38%, 11/15/49		867	1,018,840
2.00%, 02/15/50		77	83,955
1.38%, 08/15/50		639	597,995
1.63%, 11/15/50		99	98,131
U.S. Treasury Notes
0.13%, 08/31/22 - 10/15/23		4,463	4,460,458
0.88%, 11/15/30		2,400	2,392,125
Total U.S. Treasury Obligations — 4.0% (Cost: $19,870,897)			19,585,870
Total Long-Term Investments — 98.5% (Cost: $436,525,715)			476,624,997

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(e)
Money Market Funds — 0.9%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%	4,143,835	$ 4,143,835
Total Short-Term Securities — 0.9% (Cost: $4,143,835)		4,143,835
Total Investments — 99.4% (Cost: $440,669,550)		480,768,832
Other Assets Less Liabilities — 0.6%		2,859,821
Net Assets — 100.0%		$ 483,628,653
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Perpetual security with no stated maturity date.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Annualized 7-day yield as of period end.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	21	03/22/21	$ 3,637	$ (15,228)
U.S. Treasury Notes (10 Year)	22	03/22/21	3,038	4,369
U.S. Ultra Treasury Bonds	31	03/22/21	6,620	33,167
U.S. Treasury Notes (2 Year)	65	03/31/21	14,364	7,268
				29,576
Short Contracts
U.S. Ultra Treasury Notes (10 Year)	6	03/22/21	938	3,241
U.S. Treasury Notes (5 Year)	52	03/31/21	6,561	(8,632)
				(5,391)
				$ 24,185
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.35.V1	1.00%	Quarterly	12/20/25	USD	4,860	$ (120,966)	$ (120,828)	$ (138)

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series C Portfolio
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
American Tower Corp.	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/21	BBB-	USD	1,875	$ 5,063	$ (7,045)	$ 12,108
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 414,127,269	$ —	$ 414,127,269
Foreign Agency Obligations	—	1,694,121	—	1,694,121
Foreign Government Obligations	—	15,249,271	—	15,249,271
Municipal Bonds	—	13,125,068	—	13,125,068
Preferred Securities	—	12,843,398	—	12,843,398
U.S. Treasury Obligations	—	19,585,870	—	19,585,870
Short-Term Securities
Money Market Funds	4,143,835	—	—	4,143,835
	$ 4,143,835	$ 476,624,997	$ —	$ 480,768,832
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 12,108	$ —	$ 12,108
Interest Rate Contracts	48,045	—	—	48,045
Liabilities
Credit Contracts	—	(138)	—	(138)
Interest Rate Contracts	(23,860)	—	—	(23,860)
	$ 24,185	$ 11,970	$ —	$ 36,155
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series C Portfolio
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
DAC	Designated Activity Co.
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
OTC	Over-the-Counter
RB	Revenue Bonds